Share Capital (Tables)	12 Months Ended
Dec. 31, 2012
Share capital [Abstract]
Joint Ventures Percentage of Ownership [Table Text Block]

	Percentage of ownership
Company Name	After July 25, 2011	Before July 25, 2011
Thalassa Energy S.A.	100%	62.50%
HS Tankers Inc	100%	51%
HS Navigation Inc.	100%	51%
HS Shipping Ltd. Inc.	100%	62.50%
HS South Inc.	100%	62.50%